Income Tax (Details) - USD ($)	5 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal operating loss carry forwards		$ 187,000
Valuation allowance		$ 830,338
Valuation allowance	$ 5,422